Build Bond Innovation ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 72.3%		Par	Value
United States Treasury Note/Bond
0.63%, 10/15/2024(a)		$400,000	$394,537
0.75%, 11/15/2024		325,000	319,496
4.50%, 11/30/2024		325,000	323,918
2.13%, 11/30/2024(a)		325,000	320,833
1.50%, 02/15/2025		300,000	293,001
3.88%, 03/31/2025		325,000	321,835
0.25%, 05/31/2025		350,000	334,726
4.75%, 07/31/2025(a)		360,000	358,791
5.00%, 08/31/2025		260,000	259,832
5.00%, 09/30/2025		350,000	349,918
5.00%, 10/31/2025		350,000	350,062
4.88%, 11/30/2025		250,000	249,751
4.25%, 01/31/2026		375,000	371,455
4.63%, 02/28/2026		250,000	249,141
4.88%, 04/30/2026		200,000	200,320
4.88%, 05/31/2026		290,000	290,600
1.38%, 11/15/2031		400,000	325,899
1.25%, 05/15/2050		290,000	144,858
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,491,295)			5,458,973

CORPORATE BONDS - 23.4%		Par	Value
Agriculture, Construction, and Mining Machinery Manufacturing - 0.5%
Deere & Co., 2.75%, 04/15/2025		40,000	39,175

Automotive Parts, Accessories, and Tire Retailers - 0.2%
AutoZone, Inc., 3.63%, 04/15/2025		18,000	17,729

Building Material and Supplies Dealers - 1.0%
Lowe's Cos., Inc., 3.13%, 09/15/2024		79,000	78,575

Business Support Services - 1.0%
Ameriprise Financial, Inc., 3.00%, 04/02/2025		69,000	67,674
Moody's Corp., 3.75%, 03/24/2025		5,000	4,933
			72,607

Clothing and Clothing Accessories Retailers - 0.2%
Ross Stores, Inc., 3.38%, 09/15/2024		16,000	15,912

Commercial and Service Industry Machinery Manufacturing - 0.1%
KLA Corp., 4.65%, 11/01/2024		11,000	10,967

Computer Systems Design and Related Services - 0.1%
Oracle Corp., 2.50%, 04/01/2025		11,000	10,749

Consumer Goods Rental - 0.1%
Netflix, Inc., 5.88%, 02/15/2025		10,000	10,018

Converted Paper Product Manufacturing - 0.7%
Kimberly-Clark Corp., 2.65%, 03/01/2025		50,000	49,074

Data Processing Hosting and Related Services - 0.1%
Hewlett Packard Enterprise Co., 5.90%, 10/01/2024		10,000	9,999

Depository Credit Intermediation - 0.4%
Bank of New York Mellon Corp., 1.60%, 04/24/2025		17,000	16,482
JPMorgan Chase & Co., 3.88%, 09/10/2024		12,000	11,954
			28,436

Electronic Shopping and Mail-Order Houses - 0.9%
eBay, Inc., 3.45%, 08/01/2024		70,000	69,854

Footwear Manufacturing - 0.1%
NIKE, Inc., 2.40%, 03/27/2025		10,000	9,787

Hardware Manufacturing - 0.3%
Fortune Brands Innovations, Inc., 4.00%, 06/15/2025		20,000	19,670

Insurance Carriers - 0.6%
Cigna Group, 3.25%, 04/15/2025		25,000	24,558
MetLife, Inc., 3.00%, 03/01/2025		15,000	14,747
Principal Financial Group, Inc., 3.40%, 05/15/2025		8,000	7,852
			47,157

Iron and Steel Mills and Ferroalloy Manufacturing - 0.2%
Steel Dynamics, Inc., 2.40%, 06/15/2025		16,000	15,506

Lessors of Real Estate - 1.9%
AvalonBay Communities, Inc., 3.45%, 06/01/2025		49,000	48,091
Essex Portfolio LP, 3.50%, 04/01/2025		39,000	38,348
Mid-America Apartments LP, 4.00%, 11/15/2025		54,000	52,994
			139,433

Machinery, Equipment, and Supplies Merchant Wholesalers - 0.1%
WW Grainger, Inc., 1.85%, 02/15/2025		5,000	4,887

Metal Ore Mining - 0.2%
Southern Copper Corp., 3.88%, 04/23/2025		13,000	12,802

Natural Gas Distribution - 0.4%
Kinder Morgan, Inc., 4.30%, 06/01/2025		22,000	21,722
Puget Energy, Inc., 3.65%, 05/15/2025		5,000	4,903
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025		4,000	3,993
			30,618

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 0.4%
Northrop Grumman Corp., 2.93%, 01/15/2025		28,000	27,607

Nondepository Credit Intermediation - 0.8%
American Express Co., 2.25%, 03/04/2025		6,000	5,871
American Honda Finance Corp., 0.75%, 08/09/2024		35,000	34,815
Toyota Motor Credit Corp., 1.80%, 02/13/2025		19,000	18,581
			59,267

Oil and Gas Extraction - 2.8%
Enterprise Products Operating LLC, 3.75%, 02/15/2025		80,000	79,085
EOG Resources, Inc., 3.15%, 04/01/2025		45,000	44,248
Occidental Petroleum Corp.
2.90%, 08/15/2024		46,000	45,808
5.88%, 09/01/2025		25,000	25,028
Pioneer Natural Resources Co., 1.13%, 01/15/2026		12,000	11,258
Shell International Finance BV, 3.25%, 05/11/2025		7,000	6,876
			212,303

Other Investment Pools and Funds - 0.2%
Blackstone Private Credit Fund, 1.75%, 09/15/2024		15,000	14,861

Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 0.3%
Nutrien Ltd., 3.00%, 04/01/2025		22,000	21,572

Petroleum and Coal Products Manufacturing - 1.0%
Exxon Mobil Corp., 2.71%, 03/06/2025		6,000	5,894
Phillips 66, 3.85%, 04/09/2025		69,000	68,104
			73,998

Petroleum and Petroleum Products Merchant Wholesalers - 0.1%
Energy Transfer LP, 4.05%, 03/15/2025		4,000	3,958

Pharmaceutical and Medicine Manufacturing - 2.3%
Abbott Laboratories, 2.95%, 03/15/2025		6,000	5,905
AbbVie, Inc.
2.60%, 11/21/2024		26,000	25,707
3.80%, 03/15/2025		60,000	59,270
Amgen, Inc., 5.25%, 03/02/2025		10,000	9,981
Gilead Sciences, Inc., 3.50%, 02/01/2025		46,000	45,483
Merck & Co., Inc., 2.75%, 02/10/2025		31,000	30,500
			176,846

Pharmaceuticals - 0.8%
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/2025		60,000	59,602

Pipeline Transportation of Natural Gas - 0.2%
El Paso Natural Gas Co. LLC, 7.50%, 11/15/2026		15,000	15,585

Restaurants and Other Eating Places - 0.3%
McDonald's Corp., 3.38%, 05/26/2025		23,000	22,586

Securities and Commodity Exchanges - 1.8%
Intercontinental Exchange, Inc., 3.65%, 05/23/2025		90,000	88,631
Nasdaq, Inc., 5.65%, 06/28/2025		45,000	45,028
			133,659

Semiconductor and Other Electronic Component Manufacturing - 0.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.13%, 01/15/2025		17,000	16,761

Ship and Boat Building - 0.4%
Huntington Ingalls Industries, Inc., 3.84%, 05/01/2025		30,000	29,528

Software Publishers - 0.7%
Adobe, Inc., 3.25%, 02/01/2025		50,000	49,352

Support Activities for Mining - 1.1%
ConocoPhillips Co.
2.40%, 03/07/2025		58,000	56,833
3.35%, 05/15/2025		27,000	26,518
			83,351

Traveler Accommodation - 0.7%
Marriott International, Inc./MD, 3.75%, 03/15/2025		56,000	55,305

Wired and Wireless Telecommunications Carriers - 0.2%
T-Mobile USA, Inc., 3.50%, 04/15/2025		14,000	13,769
TOTAL CORPORATE BONDS (Cost $1,763,336)			1,762,865

PURCHASED OPTIONS - 3.4%(b)(c)	Notional Amount	Contracts	Value
Call Options - 3.4%			$–
Invesco QQQ Trust Series 1, Expiration: 09/20/2024; Exercise Price: $445.00	287,466	6	26,310
iShares 20+ Year Treasury Bond ETF, Expiration: 09/20/2024; Exercise Price: $91.00	201,916	22	7,480
iShares 7-10 Year Treasury Bond ETF, Expiration: 09/20/2024; Exercise Price: $93.00	383,965	41	8,405
ProShares Bitcoin Strategy ETF, Expiration: 09/20/2024; Exercise Price: $23.00	112,550	50	6,500
SPDR Gold Shares, Expiration: 09/20/2024; Exercise Price: $215.00	1,053,549	49	33,320
SPDR S&P 500 ETF		–	$–
Expiration: 12/20/2024; Exercise Price: $525.00	1,088,440	20	84,640
Expiration: 03/21/2025; Exercise Price: $550.00	1,251,706	23	76,084
Utilities Select Sector SPDR Fund, Expiration: 09/20/2024; Exercise Price: $65.00	190,792	28	12,880
Total Call Options			255,619
TOTAL PURCHASED OPTIONS (Cost $219,983)			255,619

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%		Shares
First American Government Obligations Fund - Class X, 5.23%(d)		11,234	11,234
TOTAL SHORT-TERM INVESTMENTS (Cost $11,234)			11,234

TOTAL INVESTMENTS - 99.2% (Cost $7,485,848)			$7,488,691
Other Assets in Excess of Liabilities - 0.8%			58,001
TOTAL NET ASSETS - 100.0%			$7,546,692

Percentages are stated as a percent of net assets.

(a)	A portion of this security is held for collateral on purchased options.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

a)
Security Valuation: The Fund values its investments at fair value. The net asset value (“NAV”) of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m. Eastern Time. The Fund’s investments in securities are recorded at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

The Trust’s Board of Trustees (“Board”) designated the Adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The Adviser has established a Fair Valuation Committee (“Valuation Committee”) to administer, implement, and oversee the fair valuation process, and to make fair value decisions. The Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of comparisons of fair value determinations with actual trade prices and address new or evolving issues. The Valuation Committee also regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews. The Valuation Committee reports to the Board in formation regarding the fair valuation process and related matters.

Equity securities, exchange-traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If no sale occurred during the day, investments are valued at the mean between closing bid and asked prices and categorized as Level 2. Investments in other regulated investment companies, including money market funds, are generally priced at the ending NAV provided by the service agent of the Fund and categorized as Level 1.

Bonds, notes, and U.S. government obligations are valued at an evaluated mean price obtained from an independent pricing service that uses a matrix pricing method or other analytical models. These securities will generally be categorized in Level 2 of the fair value hierarchy.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Unadjusted quoted prices in active markets for identical.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of June 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	–	5,458,973	–	5,458,973
Corporate Bonds	–	1,674,233	–	1,762,865
Purchased Options	255,619	–	–	255,619
Money Market Funds	11,234	–	–	11,234
Total Investments	266,853	7,221,838	–	7,488,691

Refer to the Schedule of Investments for additional information.

The Fund did not hold any investments during the period ended June 30, 2024, with significant unobservable inputs categorized as Level 3.